Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As discussed in the CD&A, the Compensation Committee has implemented an executive compensation program designed to link a substantial portion of the NEOs’ realized compensation to the achievement of the Corporation’s financial and strategic objectives. As required by SEC rules, the following information is being presented to disclose the relationship during 2025, 2024, 2023, 2022, and 2021 between (i) executive compensation actually paid (“CAP”), as such term is defined in accordance with SEC rules, to the Corporation’s (a) CEO, and (b) our other NEOs on an average basis, and (ii) the Corporation’s financial performance. The methodology followed for calculating amounts presented in the columns “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to non-CEO NEOs,” including details of the amounts that were added to, and deducted from, the Summary Compensation Table totals to determine the CAP, are provided in the footnotes to the table. Please refer to the “Executive Compensation Disclosure – Compensation Discussion & Analysis” section in this Proxy Statement for a complete description of how executive compensation relates to the Corporation’s performance and how the Compensation Committee makes its decisions.

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (a)	Average Summary Compensation Table Total for non-CEO NEOs	Average Compensation Actually Paid to non-CEO NEOs (a)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Pre-Tax, Pre- Provision Income (in millions) (c)
					Corporation’s TSR	Peer Group TSR (b)
2025	$5,026,356(d)	$5,875,590	$1,352,345	$1,536,541(d)	$266	$213	$344.9	$499.2
2024	4,774,195(d)	5,682,501	1,323,776	1,547,008(d)	206	143	298.7	451.1
2023	4,078,567(d)	5,377,831	1,221,715	1,531,020(d)	176	106	302.9	459.5
2022	3,767,180(d)	3,327,913	1,173,516	1,094,728(d)	131	97	305.1	475.3
2021	4,183,057(d)	7,420,884	1,135,883	1,732,848(d)	137	118	281.0	391.5

(a)
The table below sets forth each of the amounts (as adjusted in accordance with Item 402(v) of Regulation S-K) to be deducted from or added to the amount of total compensation as reflected in the Summary Compensation Table in order to calculate the CAP. Fair value or change in fair value, as applicable, of equity awards in the CAP columns was determined by reference to (1) for restricted stock awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for performance-based awards (excluding TSR Target Performance awards), the same valuation methodology as restricted stock awards above except year-end and vesting date values are based on the probability of achievement as of each such date, and (3) for TSR Target Performance awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s).

	2025		2024		2023		2022		2021
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs\	CEO	Average for Other NEOs
Total Compensation from Summary Compensation Table	$5,026,356	$1,352,345	$4,774,195	$1,323,776	$4,078,567	$1,221,715	$3,767,180	$1,173,516	$4,183,057	$1,135,883
Less: amount reported under the “Stock Awards” column of the Summary Compensation Table	(2,178,242)	(442,797)	(2,142,327)	(407,806)	(1,667,193)	(391,887)	(1,390,547)	(318,746)	(1,246,696)	(269,367)
Add: year-end fair value (FV) of equity awards granted during the year that are outstanding and unvested as of year-end	2,199,279	447,075	1,658,446	315,700	2,437,485	572,948	1,345,076	308,323	1,525,708	329,652

	2025		2024		2023		2022		2021
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs\	CEO	Average for Other NEOs
Add: change in FV as of year-end of awards granted in prior years that are outstanding and unvested as of year-end	623,204	135,481	1,144,369	269,928	704,164	157,334	(455,025)	(80,103)	2,391,953	408,992
Add: change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years for which vesting conditions were satisfied during year or at year-end	24,335	5,133	101,352	18,298	(536,106)	(88,861)	(70,104)	(12,899)	495,663	111,629
Add: for equity awards that earn dividends, the dollar value of such dividends paid in the covered fiscal year, prior to the vesting date	180,657	39,304	146,467	27,112	360,913	59,770	131,332	24,637	71,199	16,059
Compensation Actually Paid	5,875,590	1,536,541	5,682,501	1,547,008	5,377,831	1,531,020	3,327,913	1,094,728	7,420,884	1,732,848

(b)
The Corporation’s peer group for purposes of Item 201(e) of Regulation S-K, which is the S&P Supercom Banks Index, was utilized for purposes of calculating peer group TSR for years 2025, 2024, 2023, 2022, and 2021. The TSR for both the Corporation and the peer group is based on an initial investment of $100, measured on a cumulative basis from market close on December 31, 2020, through and including the end of the fiscal year for which the TSR is being presented in the table. The TSR calculations reflect the investment of dividends.

(c)
The Corporation has identified pre-tax, pre-provision income as our Company-Selected Measure. Pre-tax, pre-provision income is a non-GAAP financial measure. See Appendix A for a reconciliation of the most directly comparable GAAP financial measure to this non-GAAP financial measure.

(d)	The CEO and the non-CEO NEOs included in this calculation for each fiscal year were as indicated in the table below:

Year	CEO	Non-CEO NEOs
2025	Aurelio Alemán	Orlando Berges, Lilian Díaz-Bento, Juan C. Pavía, and Nayda Rivera
2024	Aurelio Alemán	Orlando Berges, Donald Kafka, Juan C. Pavía, and Nayda Rivera
2023	Aurelio Alemán	Orlando Berges, Donald Kafka, Cassan Pancham, and Nayda Rivera
2022	Aurelio Alemán	Orlando Berges, Donald Kafka, Cassan Pancham, and Nayda Rivera
2021	Aurelio Alemán	Orlando Berges, Donald Kafka, Cassan Pancham, and Nayda Rivera

Company Selected Measure Name	pre-tax, pre-provision income
Named Executive Officers, Footnote
(d)	The CEO and the non-CEO NEOs included in this calculation for each fiscal year were as indicated in the table below:

Year	CEO	Non-CEO NEOs
2025	Aurelio Alemán	Orlando Berges, Lilian Díaz-Bento, Juan C. Pavía, and Nayda Rivera
2024	Aurelio Alemán	Orlando Berges, Donald Kafka, Juan C. Pavía, and Nayda Rivera
2023	Aurelio Alemán	Orlando Berges, Donald Kafka, Cassan Pancham, and Nayda Rivera
2022	Aurelio Alemán	Orlando Berges, Donald Kafka, Cassan Pancham, and Nayda Rivera
2021	Aurelio Alemán	Orlando Berges, Donald Kafka, Cassan Pancham, and Nayda Rivera

Peer Group Issuers, Footnote
(b)
The Corporation’s peer group for purposes of Item 201(e) of Regulation S-K, which is the S&P Supercom Banks Index, was utilized for purposes of calculating peer group TSR for years 2025, 2024, 2023, 2022, and 2021. The TSR for both the Corporation and the peer group is based on an initial investment of $100, measured on a cumulative basis from market close on December 31, 2020, through and including the end of the fiscal year for which the TSR is being presented in the table. The TSR calculations reflect the investment of dividends.

PEO Total Compensation Amount	$ 5,026,356	$ 4,774,195	$ 4,078,567	$ 3,767,180	$ 4,183,057
PEO Actually Paid Compensation Amount	$ 5,875,590	5,682,501	5,377,831	3,327,913	7,420,884
Adjustment To PEO Compensation, Footnote
(a)
The table below sets forth each of the amounts (as adjusted in accordance with Item 402(v) of Regulation S-K) to be deducted from or added to the amount of total compensation as reflected in the Summary Compensation Table in order to calculate the CAP. Fair value or change in fair value, as applicable, of equity awards in the CAP columns was determined by reference to (1) for restricted stock awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for performance-based awards (excluding TSR Target Performance awards), the same valuation methodology as restricted stock awards above except year-end and vesting date values are based on the probability of achievement as of each such date, and (3) for TSR Target Performance awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s).

	2025		2024		2023		2022		2021
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs\	CEO	Average for Other NEOs
Total Compensation from Summary Compensation Table	$5,026,356	$1,352,345	$4,774,195	$1,323,776	$4,078,567	$1,221,715	$3,767,180	$1,173,516	$4,183,057	$1,135,883
Less: amount reported under the “Stock Awards” column of the Summary Compensation Table	(2,178,242)	(442,797)	(2,142,327)	(407,806)	(1,667,193)	(391,887)	(1,390,547)	(318,746)	(1,246,696)	(269,367)
Add: year-end fair value (FV) of equity awards granted during the year that are outstanding and unvested as of year-end	2,199,279	447,075	1,658,446	315,700	2,437,485	572,948	1,345,076	308,323	1,525,708	329,652

	2025		2024		2023		2022		2021
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs\	CEO	Average for Other NEOs
Add: change in FV as of year-end of awards granted in prior years that are outstanding and unvested as of year-end	623,204	135,481	1,144,369	269,928	704,164	157,334	(455,025)	(80,103)	2,391,953	408,992
Add: change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years for which vesting conditions were satisfied during year or at year-end	24,335	5,133	101,352	18,298	(536,106)	(88,861)	(70,104)	(12,899)	495,663	111,629
Add: for equity awards that earn dividends, the dollar value of such dividends paid in the covered fiscal year, prior to the vesting date	180,657	39,304	146,467	27,112	360,913	59,770	131,332	24,637	71,199	16,059
Compensation Actually Paid	5,875,590	1,536,541	5,682,501	1,547,008	5,377,831	1,531,020	3,327,913	1,094,728	7,420,884	1,732,848

Non-PEO NEO Average Total Compensation Amount	$ 1,352,345	1,323,776	1,221,715	1,173,516	1,135,883
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,536,541	1,547,008	1,531,020	1,094,728	1,732,848
Adjustment to Non-PEO NEO Compensation Footnote
(a)
The table below sets forth each of the amounts (as adjusted in accordance with Item 402(v) of Regulation S-K) to be deducted from or added to the amount of total compensation as reflected in the Summary Compensation Table in order to calculate the CAP. Fair value or change in fair value, as applicable, of equity awards in the CAP columns was determined by reference to (1) for restricted stock awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for performance-based awards (excluding TSR Target Performance awards), the same valuation methodology as restricted stock awards above except year-end and vesting date values are based on the probability of achievement as of each such date, and (3) for TSR Target Performance awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s).

	2025		2024		2023		2022		2021
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs\	CEO	Average for Other NEOs
Total Compensation from Summary Compensation Table	$5,026,356	$1,352,345	$4,774,195	$1,323,776	$4,078,567	$1,221,715	$3,767,180	$1,173,516	$4,183,057	$1,135,883
Less: amount reported under the “Stock Awards” column of the Summary Compensation Table	(2,178,242)	(442,797)	(2,142,327)	(407,806)	(1,667,193)	(391,887)	(1,390,547)	(318,746)	(1,246,696)	(269,367)
Add: year-end fair value (FV) of equity awards granted during the year that are outstanding and unvested as of year-end	2,199,279	447,075	1,658,446	315,700	2,437,485	572,948	1,345,076	308,323	1,525,708	329,652

	2025		2024		2023		2022		2021
	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs	CEO	Average for Other NEOs\	CEO	Average for Other NEOs
Add: change in FV as of year-end of awards granted in prior years that are outstanding and unvested as of year-end	623,204	135,481	1,144,369	269,928	704,164	157,334	(455,025)	(80,103)	2,391,953	408,992
Add: change in FV from end of the prior fiscal year to the vesting date for equity awards granted in prior years for which vesting conditions were satisfied during year or at year-end	24,335	5,133	101,352	18,298	(536,106)	(88,861)	(70,104)	(12,899)	495,663	111,629
Add: for equity awards that earn dividends, the dollar value of such dividends paid in the covered fiscal year, prior to the vesting date	180,657	39,304	146,467	27,112	360,913	59,770	131,332	24,637	71,199	16,059
Compensation Actually Paid	5,875,590	1,536,541	5,682,501	1,547,008	5,377,831	1,531,020	3,327,913	1,094,728	7,420,884	1,732,848

Compensation Actually Paid vs. Total Shareholder Return	CAP versus First BanCorp’s TSR
Compensation Actually Paid vs. Net Income	CAP versus Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP versus Pre-Tax, Pre-Provision Income*
*	See Appendix A for a reconciliation of the most directly comparable GAAP financial measure to this non-GAAP financial measure

Total Shareholder Return Vs Peer Group
First BanCorp’s TSR versus Peer Group TSR
In accordance with SEC rules, TSR for the Corporation and its peer group were calculated on a cumulative, market weighted basis over the three-year period of 2021 through 2024. The TSR calculations assumed an initial investment of $100 made on December 31, 2020.

Tabular List, Table
Most Important Performance Measures
In our assessment, the most important performance measures used to link CAP (as calculated in accordance with SEC rules) to the Corporation’s performance are listed in the table below, not ranked in order of importance. The role of each of these performance measures in our executive compensation program is discussed in the CD&A section of this Proxy Statement.

Financial Performance Measures
Pre-Tax, Pre-Provision Income
Earnings Per Share
Non-Performing Assets Ratio
Efficiency Ratio

Total Shareholder Return Amount	$ 266	206	176	131	137
Peer Group Total Shareholder Return Amount	213	143	106	97	118
Net Income (Loss)	$ 344,900,000	$ 298,700,000	$ 302,900,000	$ 305,100,000	$ 281,000,000
Company Selected Measure Amount	499,200,000	451,100,000	459,500,000	475,300,000	391,500,000
PEO Name	Aurelio Alemán	Aurelio Alemán	Aurelio Alemán	Aurelio Alemán	Aurelio Alemán
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax, Pre-Provision Income
Non-GAAP Measure Description
(c)
The Corporation has identified pre-tax, pre-provision income as our Company-Selected Measure. Pre-tax, pre-provision income is a non-GAAP financial measure. See Appendix A for a reconciliation of the most directly comparable GAAP financial measure to this non-GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Non-Performing Assets Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,178,242)	$ (2,142,327)	$ (1,667,193)	$ (1,390,547)	$ (1,246,696)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,199,279	1,658,446	2,437,485	1,345,076	1,525,708
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	623,204	1,144,369	704,164	(455,025)	2,391,953
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,335	101,352	(536,106)	(70,104)	495,663
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	180,657	146,467	360,913	131,332	71,199
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(442,797)	(407,806)	(391,887)	(318,746)	(269,367)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	447,075	315,700	572,948	308,323	329,652
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	135,481	269,928	157,334	(80,103)	408,992
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,133	18,298	(88,861)	(12,899)	111,629
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 39,304	$ 27,112	$ 59,770	$ 24,637	$ 16,059